Borrowings - Long term borrowings (Details) £ / shares in Units, € in Millions, ¥ in Millions, £ in Millions				12 Months Ended
	Sep. 18, 2024 GBP (£)	Sep. 18, 2024 EUR (€)	Jul. 17, 2022 £ / shares shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 26, 2024 GBP (£)	Dec. 26, 2024 CNY (¥)
Borrowings
Non-current				£ 8,640	£ 8,800
Proceeds from borrowings				1,214		£ 11,004
Repayment of term loan				562	553	£ 1,518
Euro Medium Term Note Programme | GBP
Borrowings
Interest rate	4.60%	4.60%
Proceeds from issue of notes	£ 300
Euro Medium Term Note Programme | Euro
Borrowings
Interest rate	2.90%	2.90%
Proceeds from issue of notes	£ 623	€ 750
Non-voting preference shares
Borrowings
Non-current				25	25
Term			5 years
Interest rate			9.50%
Number of preference shares issued | shares			25,000,000
Issue price per share | £ / shares			£ 1
Bonds
Borrowings
Non-current				8,252	8,686
Long-term notes in issue
Borrowings
Non-current				£ 8,252	£ 8,686
Average effective pre-swap interest rate				3.10%	3.00%
Average effective post-swap interest rate				3.20%	3.60%
Long-term notes in issue | After five years
Borrowings
Non-current				£ 4,267	£ 4,783
CNY long-term bank loan
Borrowings
Nominal value							£ 290	¥ 2,679
Long-term bank loans | Weighted average
Borrowings
Interest rate				3.00%